Financial instruments - additional disclosures (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Associated companies at fair value through profit and loss [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	$ 101	$ 129
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	24	4
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(12)	(28)
Fair value adjustments recognized in the consolidated statement of comprehensive income	(2)	2
Purchases fair value measurement assets	16	9
Disposals fair value measurement assets	(18)	(6)
Reclassification fair value measurement assets		(9)
Fair value measurement, carrying value, level 3, at end of period	109	101
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	12	(24)
Fund investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	184	261
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	38	1
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(14)	(48)
Fair value adjustments recognized in the consolidated statement of comprehensive income	(2)	3
Purchases fair value measurement assets	12	14
Disposals fair value measurement assets	(21)	(47)
Reclassification fair value measurement assets	(2)
Fair value measurement, carrying value, level 3, at end of period	195	184
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	24	(47)
Long term financial investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	647	699
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	22	11
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(110)	(63)
Fair value adjustments recognized in the consolidated statement of comprehensive income	(9)	71
Purchases fair value measurement assets	130	82
Disposals fair value measurement assets	(44)	(80)
Reclassification fair value measurement assets	(19)	(73)
Fair value measurement, carrying value, level 3, at end of period	617	647
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	(88)	(52)
Contingent consideration receivables [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	618	650
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	236	48
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement		(31)
Fair value adjustments recognized in the consolidated statement of comprehensive income	(39)
Purchases fair value measurement assets	53
Cash receipts and payments fair value measurement assets	(77)	(49)
Fair value measurement, carrying value, level 3, at end of period	791	618
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	236	17
Contingent consideration payables [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	(403)	(835)
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	41	552
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(100)	(65)
Fair value adjustments recognized in the consolidated statement of comprehensive income	7	(32)
Purchases fair value measurement assets	(376)	(180)
Cash receipts and payments fair value measurement assets	23	20
Disposals fair value measurement assets		36
Fair value measurement, carrying value, level 3, at end of period	(808)	(403)
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	(59)	487
Other financial liabilities [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	(88)	(232)
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement		(9)
Cash receipts and payments fair value measurement assets	$ 88	153
Fair value measurement, carrying value, level 3, at end of period		(88)
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end		(9)
Discontinued operations [member] | Contingent consideration payables [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period		$ 101